GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
GOODWILL
Schedule of goodwill
	December 31,	December 31,
	2025	2024

Vayu goodwill	$1,894,288	$-
GAC goodwill	10,840,392	-
Less: Impairment of goodwill	(2,938,247)	-

Total goodwill	$9,796,433	$-